DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivative Financial Instruments Explanatory [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 18 – DERIVATIVE FINANCIAL INSTRUMENTS

USDm	2018	2017
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements	0.5	-0.2
Bunker swaps	-1.2	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	-1.8	1.8
Interest rate swaps	2.8	5.1
Fair value of derivatives as of 31 December	0.3	7.5

USDm	Financial assets	Financial liabilities
2018
Offsetting financial assets and financial liabilities:
Gross amount	7.1	-6.8
Offsetting amount	-3.4	3.4
Net amount presented in the statement of financial position	3.7	-3.4

USDm	Financial assets	Financial liabilities
2017
Offsetting of financial assets and financial liabilities:
Gross amount	8.2	-0.4
Offsetting amount	-0.9	0.6
Net amount presented in the statement of financial position	7.3	0.2

Please refer to Note 20 “Financial Instruments” for further information on fair value hierarchies.

Forward freight agreements with a fair value of USD -2.1m (net loss) of a previously fixed hedge have been recognized in the income statement in 2018 (2017: USD 0.5m, 2016: USD -0.1m). FFAs are used to hedge the freight rates of vessels with a duration of 0–36 months.

Bunker swap agreements with a fair value of USD 1.1m (net gain) of a previously fixed hedge have been recognized in the income statement in 2018 (2017: USD 1.2m, 2016: USD 0.0m). Bunker swaps with a duration similar to the period hedged are used to reduce the exposure to fluctuations in bunker prices.

Forward exchange contracts with a fair value of USD -1.8m (net loss) are designated as hedge accounting relationships to hedge a part of TORM's payments in 2019 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 250.0m (2017: DKK 257.0m, 2016: DKK 336.4m).

Interest rate swaps with a fair value of USD 2.8m (net gain) are designated as hedge accounting relationships to fix a part of TORM's interest payments during the period 2019-2026 with a notional value of USD 512.8m (2017: USD 406.4m, 2016: USD 373.8m).

The derivatives are not under central clearing but are settled on a bilateral basis with the counterparties. All contracts are settled in a net amount per counterparty, and therefore the net value per counterparty is presented in the financial statement.

Cash collateral of USD 3.5m (2017: USD 3.8m) has been provided security for the agreements entered relating to derivate financial instruments, which does not meet the offsetting criteria in IAS 32, but it can be offset against the net amount of the derivative asset and derivative liability in case of default and insolvency or bankruptcy in accordance with associated collateral arrangements.

The Group did not enter into any enforceable netting arrangements.

Further details of derivative financial instruments are provided in note 19.

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2018, 2017 and 2016.
	Income statement					Equity
USDm	Revenue	Port expenses, bunkers and commissions	Financial items	Operating expenses	Administrative expenses	Hedging reserves
2018
Forward freight agreements	-2.1	-	-	-	-	0.9
Bunker swaps	-	1.1	-	-	-	-2.0
Forward exchange contracts	-	-	-	0.1	0.2	-2.4
Interest rate swaps	-	-	1.0	-	-	-3.6
Total	-2.1	1.1	1.0	0.1	0.2	-7.1

2017
Forward freight agreements	0.5	-	-	-	-	-0.3
Bunker swaps	-	1.2	-	-	-	-
Forward exchange contracts	-	-	-	0.3	0.2	4.4
Interest rate swaps	-	-	-3.4	-	-	2.7
Total	0.5	1.2	-3.4	0.3	0.2	6.8

2016
Forward freight agreements	-0.1	-	-	-	-	-0.2
Bunker swaps	-	0.0	-	-	-	1.0
Forward exchange contracts	-	-	-	0.6	0.4	-3.4
Interest rate swaps	-	-	-2.8	-	-	1.6
Total	-0.1	0.0	-2.8	0.6	0.4	-1.0

The cash flow hedge reserve represents the cumulative amount of gains and losses on hedging instruments deemed effective in cash flow hedges. The cumulative deferred gain or loss on the hedging instrument is recognized in profit or loss only when the hedged transaction impacts the profit or loss, or is included directly in the initial cost or other carrying amount of the hedged non-financial items.

Please refer to Note 19 for further information on commercial and financial risks.